Revenue - Schedule of Amounts as Previously Reported Prior to Reclassification (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goods and services transferred at a point in time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenue	$ 1,880,548	$ 6,922,719
Goods and services transferred over time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenue	76,212,857	34,457,721
As previously reported [Member] | Goods and services transferred at a point in time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenue	13,101,598	16,822,790
As previously reported [Member] | Goods and services transferred over time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenue	64,991,807	24,557,650
Correction of error [Member] | Goods and services transferred at a point in time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenue	(11,221,050)	(9,900,071)
Correction of error [Member] | Goods and services transferred over time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenue	$ 11,221,050	$ 9,900,071